SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Use of Estimates, Policy [Policy Text Block]
a.	Use of estimates:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The most significant assumptions are employed in estimates used in determining values of intangible assets, tax assets and tax liabilities, warranty costs and stock-based compensation costs. Actual results could differ from those estimates.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
b.	Financial statements in U.S. dollars:

The Company's reporting currency is the US dollar.

The majority of the revenues of the Company's Cellocator business are generated in U.S. dollars ("dollar") or linked to the dollar. In addition, a substantial portion of the Company's Cellocator business' costs are incurred in dollars. The Company's management believes that the dollar is the primary currency of the economic environment of the Cellocator business and thus its functional currency.

The majority of the revenues of the Company's MRM business are generated in Israeli NIS ("NIS") or linked to the NIS. In addition, a substantial portion of the Company's MRM business' costs are incurred in NIS. The Company's management believes that the NIS is the primary currency of the economic environment of the MRM business and thus its functional currency.

For those subsidiaries whose functional currency has been determined to be their local currency (For Pointer Argentina- the Argentinean peso; for Pointer Mexico- the Mexican peso; for Pointer Inc. the dollar; for Pointer do Brazil Comercial Ltda., for Pointer Brazil Holdings and Cielo Telecom Ltda. the Brazilian Real), assets and liabilities are translated at year-end exchange rates and statement of operations items are translated at average exchange rates prevailing during the year. Such translation adjustments are recorded as a separate component, other comprehensive income (loss), in shareholders' equity (deficiency).

Transactions and balances of the Company and certain subsidiaries, which are denominated in other currencies, have been remeasured into dollars in accordance with principles set forth in ASC 830, "Foreign Currency Matters". Foreign currency assets and liabilities are remeasured into U.S. dollars at the end-of-period exchange rates except for non-monetary assets and liabilities, which are remeasured at historical exchange rates. Expenses are remeasured at the exchange rate in effect on the day the transaction occurred, except for those expenses related to non-monetary assets and liabilities, which are remeasured at historical exchange rates. All exchange gains and losses from the remeasurements mentioned above, are reflected in the statement of operations as financial expenses or income, as appropriate.

Consolidation, Policy [Policy Text Block]
c.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its subsidiaries.

Intercompany transactions and balances including profits from intercompany sales not yet realized outside the Company have been eliminated upon consolidation.

Changes in the parent's ownership interest in a subsidiary with no change of control are treated as equity transactions, rather than step acquisitions or dilution gains or losses. Losses of partially owned consolidated subsidiaries shall be continued to be allocated to the non-controlling interests even when their investment was already reduced to zero.

Cash and Cash Equivalents, Policy [Policy Text Block]
d.	Cash equivalents:
  Cash equivalents are short-term highly liquid investments that are readily convertible to cash with original maturities of three months or less at the date acquired.

Inventory, Policy [Policy Text Block]

e.	Inventories:

Inventories are stated at the lower of cost or net realizable value. Cost is determined using the "moving average" cost method. Inventory consists of raw materials, work in process and finished products. Inventory write-offs are provided to cover risks arising from slow-moving items, technological obsolescence, excess inventories, and for market prices lower than cost. In 2017, 2016 and 2015, the Company and its subsidiaries wrote-off approximately net amount of $129, $147 and $113, respectively. The net write-offs are included in cost of revenues.

Property, Plant and Equipment, Policy [Policy Text Block]
f.	Property and equipment:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Installed products	20-33
Computers and electronic equipment	10 - 33 (mainly 33)
Office furniture and equipment	6 - 15
Motor vehicles	15 - 20 (mainly 20)
Network installation	10 - 33
Buildings	6.67
Leasehold improvements	Over the term of the lease, including the option term or the useful lives of the assets, whichever is shorter

Goodwill and Intangible Assets, Goodwill, Policy [Policy Text Block]

g.	Goodwill:

Goodwill reflects the excess of the purchase price of the acquired activities over the fair value of net assets acquired. Pursuant to ASC 350, "Intangibles - Goodwill and Other", goodwill is not amortized but rather tested for impairment at least annually, at the reporting unit level.

The Company identified several reporting units based on the guidance of ASC 350. ASC 350 prescribes a two-phase process for impairment testing of goodwill. The first phase screens for impairment, while the second phase (if necessary) measures impairment.

Goodwill impairment is deemed to exist if the net book value of a reporting unit exceeds its estimated fair value. In such case, the second phase is then performed, and the Company measures impairment by comparing the carrying amount of the reporting unit's goodwill to the implied fair value of that goodwill. An impairment loss is recognized in an amount equal to the excess.

In September 2011, the FASB amended the guidance on the annual testing of goodwill for impairment. The amended guidance will allow companies to assess qualitative factors to determine if it is more likely than not that goodwill might be impaired and whether it is necessary to perform the two-step goodwill impairment test required under current accounting standards. The company didn't apply the qualitative option.

In 2015, following the annual goodwill impairment test in accordance with ASC 350 "Intangibles - Goodwill and Others", the Company impaired the goodwill attributed to Brazil at the amount of $ 758. These amounts were recorded in the 2015 Consolidated Statement of Operation under the captions "Impairment of intangible and tangible assets". The material assumptions used for the income approach for 2015 were 5 years of projected net cash flows, a discount rate of 25% and a long-term growth rate of 7.1%. During 2017 and 2016 there was no impairment.

Goodwill and Intangible Assets, Intangible Assets, Policy [Policy Text Block]

h.	Identifiable intangible assets:

Intangible assets consist of the following: a brand name, customers' related intangibles, developed technology and acquired patents. Intangible assets are amortized over their useful life using a method of amortization that reflects the pattern in which the economic benefits of the intangible assets are consumed or otherwise used up. Intangible assets are stated at amortized cost.

The customers' related intangibles are amortized over a five- to nine-year period.

Backlog is amortized over a three-year period.

Non-competition agreement is amortized over a three-year period.

Brand name is amortized over a ten-year period.

Customer related intangibles are amortized based on the accelerated method. For customer related intangibles in respect with the Brazil transaction during 2013 and the transaction during 2016, the Company used the straight line method, the differences from the accelerated method were immaterial.

The other intangibles are amortized based on straight line method over the periods above mentioned.

In 2015, following the annual goodwill impairment test in accordance with ASC 350 "Intangibles - Goodwill and Others", the Company impaired intangible assets attributed to Brazil at the amount of $ 159. These amounts were recorded in the 2015 Consolidated Statement of Operation under the captions "Impairment of intangible and tangible assets". The material assumptions used for the income approach for 2015 were 5 years of projected net cash flows, a discount rate of 25% and a long-term growth rate of 7.1%. During 2017 and 2016 there was no impairment.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]

i.	Impairment of long-lived assets:

The Company's long lived assets are reviewed for impairment in accordance with ASC 360-10-35, "Property, Plant, and Equipment- Subsequent Measurement" whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the assets to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell.

No impairment losses were identified in 2017, 2016 and 2015.

Standard Product Warranty, Policy [Policy Text Block]

j.	Provision for warranty:

The Company and its subsidiaries generally grant a one-year to three-year warranty for their products. The Company and its subsidiaries estimate the costs that may be incurred under its basic limited warranty and records a liability in the amount of such costs at the time which product revenue is recognized. Factors that affect the warranty liability include the number of installed units, historical and anticipated rates of warranty claims and cost per claim. The Company and its subsidiaries periodically assess the adequacy of its recorded warranty liabilities and adjust the amounts as necessary. Changes in the Company's and its subsidiaries' product liabilities (which are included in other accounts payable and accrued expenses and other long term liabilities' captions in the Balance Sheet) during 2017 and 2016 are as follows:

	Year ended December 31,
	2017	2016

Balance, beginning of the year	604	544
Warranties issued during the year	468	422
Settlements made during the year	(145)	(182)
Expirations	(360)	(180)

Balance end of year	567	604

Revenue Recognition, Policy [Policy Text Block]
k.	Revenue recognition:

The Company and its subsidiaries generate revenues from the provision of services, subscriber fees and sales of systems and products, mainly in respect of asset management services, fleet management services, stolen vehicle recovery services and other value added services. To a lesser extent, revenues are also derived from technical support services. The Company and its subsidiaries sell the systems primarily through their direct sales force and indirectly through resellers. Sales consummated by the Company's sales forces and sales to resellers are considered sales to end-users. Revenues from the sale of systems and products are recognized in accordance with Staff Accounting Bulletin ("SAB") No. 104, "Revenue Recognition" ("SAB No. 104"), when delivery has occurred, persuasive evidence of an agreement exists, the vendor's fee is fixed or determinable, no further obligation exists and collectability is reasonably assured. Service revenues including subscriber fees are recognized as services are performed, over the term of the agreement.

Revenues from the sale of systems and products are recognized in accordance with Staff Accounting Bulletin ("SAB") No. 104, "Revenue Recognition" ("SAB No. 104"), when delivery has occurred, persuasive evidence of an agreement exists, the vendor's fee is fixed or determinable, no further obligation exists and collectability is reasonably assured. Service revenues including subscriber fees are recognized as services are performed, over the term of the agreement.

Deferred revenue includes amounts received under maintenance and support contracts, and amounts received from customers but not yet recognized as revenues.

In accordance with ASC 605-25, "Multiple-Element Arrangements", revenue from certain arrangements may include multiple elements within a single contract. The Company's accounting policy complies with the requirements set forth in ASC 605-25, relating to the separation of multiple deliverables into individual accounting units with determinable fair values. The Company considers the sale of products and subscriber fees to be separate units of accounting.

When a sales arrangement contains multiple elements, such as hardware and services, the Company allocates revenue to each element based on a selling price hierarchy. The selling price for each deliverable is based on its vendor specific objective evidence ("VSOE"), if available, third party evidence ("TPE") if VSOE is not available, or estimated selling price ("ESP") if neither VSOE nor TPE is available.

The company uses ESP to allocate the elements.

Revenues generated from technical support services, installation and de-installation are recognized when such services are rendered.

Generally, the Company does not grant rights of return. The Company follows ASC 605-15-25 "sales of product when right of return exists". Based on the Company's experience, no provision for returns was recorded

Research and Development Expense, Policy [Policy Text Block]
l.	Research and development costs:
  Research and development costs are charged to expenses as incurred.

Advertising Costs, Policy [Policy Text Block]

m.	Advertising expenses:

Advertising expenses are charged to the statement of operations as incurred. Advertising expenses for the years ended December 31, 2017, 2016 and 2015 were $1,459, $1,337 and $1,214, respectively.

Income Tax, Policy [Policy Text Block]
n.	Income taxes:

The Company accounts for income taxes in accordance with ASC 740, "Income Taxes." This ASC prescribes the use of the liability method whereby deferred tax assets and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value.

The Company adopted an amendment to ASC 740, "Income Taxes". The amendment clarifies the accounting for uncertainties in income taxes by establishing minimum standards for the recognition and measurement of tax positions taken or expected to be taken in a tax return. Under the requirements of ASC 740, the Company must review all of its tax positions and make a determination as to whether its position is more-likely-than-not to be sustained upon examination by regulatory authorities. If a tax position meets the more-likely-than-not standard, then the related tax benefit is measured based on a cumulative probability analysis of the amount that is more-likely-than-not to be realized upon ultimate settlement or disposition of the underlying issue.

In the years ended December 31, 2017, 2016 and 2015, the Company recorded tax expenses (income) in connection to uncertainties in income taxes of $ 127, $ 0 and $ 0 respectively.

In November 2015, the FASB issued Accounting Standards Update No. 2015-17 (ASU 2015-17) “Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes.” ASU 2015-17 simplifies the presentation of deferred income taxes by eliminating the separate classification of deferred income tax liabilities and assets into current and noncurrent amounts in the consolidated balance sheet statement of financial position. The amendments in the update require that all deferred tax liabilities and assets be classified as noncurrent in the consolidated balance sheet. The amendments in this update are effective for annual periods beginning after December 15, 2016, and interim periods therein and may be applied either prospectively or retrospectively to all periods presented. The Company had early adopted this standard in the fourth quarter of 2015 on a retrospective basis. Prior years have been retrospectively adjusted.

Earnings Per Share, Policy [Policy Text Block]

o.	Basic and diluted net earnings per share:

Basic and diluted net earnings per share are computed based on the weighted average number of ordinary shares outstanding during the year. Diluted net earnings (loss) per share further include the dilutive effect of stock options outstanding during the year, in accordance with ASC 260, "Earnings Per Share". Part of the Company's outstanding stock options and warrants has been excluded from the calculation of the diluted earnings (loss) per share because such securities are anti-dilutive. The total weighted average number of pointer shares related to the outstanding options and warrants excluded from the calculations of diluted earnings (loss) per share was 20,125, 202,000 and 64,000 for the years ended December 31, 2017, 2016 and 2015, respectively.

Basis of Accounting, Policy [Policy Text Block]

p.	Accounting for stock-based compensation:

The Company applies ASC 718, "Compensation - Stock Compensation". In accordance with ASC 718, all grants of employee equity based stock options are recognized in the financial statements based on their grant date fair values. The fair value of graded vesting options, as measured at the date of grant, is charged to expenses, based on the accelerated attribution method over the requisite service period of each of the awards, net of estimated forfeitures.

Effective as of January 1, 2017, the Company adopted Accounting Standards Update 2016-09, "Compensation-Stock Compensation (Topic 718)" ("ASU2016-09") on a modified, retrospective basis. ASU 2016-09 permits entities to make an accounting policy election related to how forfeitures will impact the recognition of compensation cost for stock - based compensation: to estimate the total number of awards for which the requisite service period will not be rendered or to account for forfeitures as they occur. Upon adoption of ASU 2016-09, the Company elected to change its accounting policy to account for forfeitures as they occur. Upon the adoption in the first quarter of 2017, the effect of the adoption on the Company's retained earnings was immaterial.

During the years ended December 31, 2017, 2016 and 2015, the Company recognized stock-based compensation expenses related to employee stock options in the amounts of $380, $320 and $309, respectively.

According to ASC 718, a change in any of the terms or conditions of the Company's stock options is accounted for as a modification. Therefore, if the terms of an award are modified, the Company calculates incremental compensation costs as the excess of the fair value of the modified option over the fair value of the original option immediately before its terms are modified, measured based on the share price and other pertinent factors existing at the modification date. For vested options, the Company recognizes any incremental compensation cost immediately in the period the modification occurs, whereas for unvested options, the Company recognizes, over the new requisite service period, any incremental compensation cost due to the modification and any remaining unrecognized compensation cost for the original award over its term.

Purchase Of Company Shares [Policy Text Block]
q.	Data related to options to purchase the Company shares:

1.
The fair value of the Company's stock options granted to employees and directors for the years ended December 31, 2017, 2016 and 2015 was estimated using the Black-Scholes-Merton option-pricing model, with the following weighted average assumptions:

	Year ended December 31,
	2017	2016	2015

Risk free interest rate	0.86%-1.39%	0.8%-1.00%	1.29%-1.62%
Dividend yield	0%	0%	0%
Expected volatility	52.25%-57.73%	55.81%-60.84%	51.47%-49.78%
Expected term (in years)	4.00-5.50	4.00-5.50	4.00-5.50
Forfeiture rate	-	2%	2%

The Black-Scholes-Merton option-pricing model requires a number of assumptions, of which the most significant are expected stock price volatility and the expected option term. Expected volatility was calculated based upon actual historical stock price movements. The expected option term represents the period that the Company's stock options are expected to be outstanding and was determined for plain vanilla options, based on the simplified method permitted by SAB 107 and extended by SAB 110 as the average of the vesting period and the contractual term.

The Company adopted SAB 110 and continues to apply the simplified method until enough historical experience is available to provide a reasonable estimate of the expected term for stock option grants. In a few limited cases the Company did not use the simplified method in measuring the fair value of modified awards, either when the options were deeply out of the money immediately before the modification or when the Company accelerated the vesting and extended the exercise period after an employee's resignation. Since in both instances the entire remaining contractual term of the options was relatively short, we assumed that the expected life to be the entire remaining contractual term.

The risk-free interest rate is based on the yield from U.S. Treasury bill with accordance to the expected term of the options.

The Company has historically not paid dividends and has no foreseeable plans to pay dividends and therefore uses an expected dividend yield of zero in the option pricing model. The Company is required to estimate forfeitures at the time of grant and revise those estimates in subsequent periods if actual forfeitures differ from those estimates. The Company uses historical data to estimate pre-vesting option forfeitures and record share-based compensation expense only for those awards that are expected to vest.

On October 2, 2017, the Company sold 2,519,544 ordinary shares of Pointer South Africa, representing approximately 12% of Pointer South Africa's issued and outstanding share capital as of the date thereof, to Ms. Preshnee Moodley, who serves on Pointer South Africa's Board of Directors, in exchange to its services.

Severance Pay [Policy Text Block]

r.	Severance pay:

The liability of the Company and its subsidiaries in Israel for severance pay is calculated pursuant to Israel's Severance Pay Law based on the most recent salary of the employees multiplied by the number of years of employment as of balance sheet date and are presented on an undiscounted basis (the "Shut Down Method"). Employees are entitled to one month's salary for each year of employment, or a portion thereof. The liability for the Company and its subsidiaries in Israel is fully provided by monthly deposits with insurance policies and by accrual. The value of these policies is recorded as an asset in the Company's balance sheet.

The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to Israel's Severance Pay Law or labor agreements. The value of the deposited funds is based on the cash surrendered value of these policies, and includes profits or losses accumulated to balance sheet date.

Some of the company's employees are subject to Section 14 of the Severance Pay Law and the General Approval of the Labor Minister dated June 30, 1998, issued in accordance to the said Section 14, mandating that upon termination of such employees' employment, all the amounts accrued in their insurance policies shall be released to them. The severance pay liabilities and deposits covered by these plans are not reflected in the balance sheet as the severance pay risks have been irrevocably transferred to the severance funds.

Severance pay expenses for the years ended December 31, 2017, 2016 and 2015 were $399, $303 and $292, respectively.

Concentration Risk, Credit Risk, Policy [Policy Text Block]
s.	Concentrations of credit risk:

Financial instruments that potentially subject the Company and its subsidiaries to concentrations of credit risk consist principally of cash and cash equivalents, trade receivables, trade payables and derivatives.

The Company's cash and cash equivalents are invested primarily in deposits with major banks worldwide, mainly in Israel. Generally, these deposits may be redeemed upon demand and, therefore, bear low risk. Management believes that the financial institutions that hold the Company's investments have a high credit rating.

The Company's trade receivables include amounts billed to clients located mainly in Israel, Latin America and Europe. Management periodically evaluates the collectability of its trade receivables to reflect the amounts estimated to be collectible. An allowance is determined in respect of specific debts whose collection, in management's opinion, is doubtful. In 2017, 2016 and 2015, the Company recorded expenses in respect of such debts in the amount of $802, $511 and $98, respectively. As for major customers, see Note 17d.

Changes in the allowance for doubtful accounts during 2017 and 2016 are as follows:

	Year ended December 31,
	2017	2016

Balance at beginning of the year	1,281	1,053

Deductions during the year	(992)	(339)
Charged to expenses	802	511
Foreign currency translation adjustment	36	56

Balance at end of year	1,127	1,281

Fair Value Measurement, Policy [Policy Text Block]

t.	Fair value measurements:

The following methods and assumptions were used by the Company and its subsidiaries in estimating fair value disclosures for financial instruments:

The carrying amounts reported in the balance sheet for cash and cash equivalents, trade receivables, other accounts receivable, short-term bank credit, trade payables and other accounts payable approximate their fair values due to the short-term maturities of such instruments.

Amounts recorded for long-term loans approximate fair values. The fair value was estimated using discounted cash flow analysis, based on the Company's incremental borrowing rates for similar type of borrowing arrangements.

The Company accounts for certain assets and liabilities at fair value under ASC 820, "Fair Value Measurements and Disclosures". Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. As a basis for considering such assumptions, ASC 820 establishes a three-tier value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1 -	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets;

Level 2 -	Significant other observable inputs based on market data obtained from sources independent of the reporting entity;

Level 3 -	Unobservable inputs which are supported by little or no market activity (for example cash flow modeling inputs based on assumptions).

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The Company categorized each of its fair value measurements in one of these three levels of hierarchy.

Assets and Liabilities that are measured at Fair Value on a Nonrecurring Basis subsequent to their initial recognition.

During 2015, such measurements of fair value related solely to an impairment loss of goodwill reducing its carrying amount in $758. The Company used an income approach for measuring the fair value of the goodwill. See Note 2g and 2i for significant assumptions. As the fair value was measured using significant unobservable assumptions, the goodwill was classified as level 3 in ASC 820 fair value hierarchy.

During 2017 and 2016, there were no impairment losses regarding goodwill.

Derivatives, Policy [Policy Text Block]

u.	Derivatives and hedging activities:

ASC 815, "Derivatives and Hedging" requires the Company to recognize all of its derivative instruments as either assets or liabilities on the balance sheet at fair value. The accounting for changes in the fair value (i.e., gains or losses) of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and further, on the type of hedging relationship. For those derivative instruments that are designated and qualify as hedging instruments, a company must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge or a hedge of a net investment in a foreign operation.

For derivative instruments that are designated and qualify as a cash flow hedge (i.e., hedging the exposure to variability in expected future cash flows that is attributable to a particular risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of accumulated other comprehensive income and reclassified into earnings in the line item associated with the hedged transaction in the period or periods during which the hedged transaction affects earnings. The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of future cash flows of the hedged item, if any, is recognized immediately in financial income/expense in the statement of operations.

Intercompany Profit to Regulated Affiliates, Policy [Policy Text Block]
v.	Equity affiliates

The Company recognizes investment in equity affiliates under ASC 323, "Investments – Equity Method and Joint Ventures". The Company recognizes its proportionate share of the income of equity affiliates. Losses of equity affiliates are recognized to the extent of our investment, advances, financial guarantees and other commitments to provide financial support to the investee. Any losses in excess of this amount are deferred and reduce the amount of future earnings of the equity investee recognized by the Company.

Discontinued Operations, Policy [Policy Text Block]

w.	Discontinued operations

Under ASC 205, "Presentation of Financial Statements - Discontinued Operation" when a component of an entity, as defined in ASC 205, has been disposed of or is classified as held for sale, the results of its operations, including the gain or loss on its disposal are classified as discontinued operations and the assets and liabilities of such component are classified as assets and liabilities attributed to discontinued operations; that is, provided that the operations, assets and liabilities and cash flows of the component have been eliminated from the Company's consolidated operations and the Company will no longer have any significant continuing involvement in the operations of the component.

New Accounting Pronouncements, Policy [Policy Text Block]
x.	Accounting Standards still not effective:

In May 2014, the FASB issued Accounting Standard Update No. 2014-09, Revenue from Contracts with Customers (Topic 606). The core principle of the new guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The ASU is effective for the Company in 2018 using either of two methods: (i) retrospective application of ASU 2014-09 to each prior reporting period presented with the option to elect certain practical expedients as defined within ASU 2014-09; or (ii) retrospective application of ASU 2014-09 with the cumulative effect of initially applying ASU 2014-09 recognized at the date of initial application and providing certain additional disclosures as defined per ASU 2014-09 ("Modified Retrospective Adoption Transition Method").

The Company has established an implementation team to analyze the potential impact the standard will have on its consolidated financial statements and related disclosures as well as its business processes, systems and controls. This includes reviewing revenue contracts across all revenue streams and evaluating potential differences that would result from applying the requirements under the standard. The Company will adopt the new standard on January 1, 2018 using the Modified Retrospective Adoption Transition Method.

The Company has completed its evaluation of the Standard and expects a change relating to the application of the legacy contingent revenue “cash cap” guidance in ASC 605-25, Revenue Recognition – Multiple-Element Arrangements, that limited the amount of revenue recognized at contract inception. In addition, the Standard requires the deferral and amortization of “incremental" costs incurred to obtain a contract. The primary contract acquisition cost for the Company are sales commissions. Under current GAAP, the Company expenses sales commissions as incurred while under the Standard such costs will be classified as a contract asset and amortized over a period that approximates the timing of revenue recognition on the underlying contracts.

Upon initial application the company will record deferred revenues, assets and a cumulative effect to retained earnings in an immaterial amounts on the opening balance sheet at January 1, 2018.

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842) ("ASU 2016-02"). The new guidance requires lessees to recognize assets and liabilities on the balance sheet for the rights and obligations created by all leases with terms of more than 12 months. ASU 2016-02 also will require disclosures designed to give financial statement users information on the amount, timing, and uncertainty of cash flows arising from leases. ASU 2016-02 is effective for annual reporting periods beginning after December 15, 2018 including interim periods within those fiscal years, but early adoption is permitted. The ASU requires a modified retrospective transition approach and provides certain optional transition relief. The Company is currently evaluating when it will adopt this new standard and the expected impact on its consolidated financial statements and related disclosures.

In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments ("ASU 2016-15"). This new standard clarifies certain aspects of the statement of cash flows, including the classification of debt prepayment or debt extinguishment costs or other debt instruments with coupon interest rates that are insignificant in relation to the effective interest rate of the borrowing, contingent consideration payments made after a business combination, proceeds from the settlement of insurance claims, proceeds from the settlement of corporate-owned life insurance policies, distributions received from equity method investees and beneficial interests in securitization transactions. This new standard also clarifies that an entity should determine each separately identifiable source of use within the cash receipts and payments on the basis of the nature of the underlying cash flows. In situations in which cash receipts and payments have aspects of more than one class of cash flows and cannot be separated by source or use, the appropriate classification should depend on the activity that is likely to be the predominant source or use of cash flows for the item. ASU 2016-15 will generally be applied retrospectively and is effective for annual periods beginning after December 15, 2017. The Company does not expect that this new guidance will have a material impact on its consolidated financial statements.

In November 2016, the FASB issued ASU 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash ("ASU 2016-18"), which requires companies to include amounts generally described as restricted cash and restricted cash equivalents in cash and cash equivalents when reconciling beginning-of-period and end-of-period total amounts shown on the statement of cash flows. ASU 2016-18 will be effective for the Company in the first quarter of 2018 and early adoption is permitted. The Company does not expect that this new guidance will have a material impact on its consolidated financial statements.

In January 2017, the FASB issued ASU 2017-04, Intangibles - Goodwill and Other (Topic 350): Simplifying the Accounting for Goodwill Impairment ("ASU 2017-04"). ASU 2017-04 eliminates Step 2 of the goodwill impairment test, which requires the calculation of the implied fair value of goodwill by assigning the fair value of a reporting unit to all of its assets and liabilities as if that reporting unit had been acquired in a business combination. Instead, an entity will compare the fair value of a reporting unit with its carrying amount and recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit's fair value. ASU 2017-04 is effective for annual or any interim goodwill impairment tests in fiscal years beginning after December 15, 2019. The Company is currently evaluating the expected impact of the standard on its consolidated financial statements.

In August 2017, the FASB issued ASU 2017-12, Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities, which expands the activities that qualify for hedge accounting and simplifies the rules for reporting hedging transactions. The standard is effective for the Company beginning January 1, 2019. Early adoption is permitted. The Company does not expect that this new guidance will have a material impact on its consolidated financial statements.